Income Taxes - Summary of Reconciliation of U.S. Federal Statutory Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income tax computed at federal statutory rate	21.00%	21.00%
State taxes, net of federal benefit	6.10%	9.90%
Tax credit carryforwards	6.20%	6.20%
Permanent items	(0.20%)	12.50%
Change in valuation allowance	(32.70%)	(49.40%)
Other	(0.40%)	(0.20%)
Effective tax rate